Income statement analysis - Summary of non-operating income and expense (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and other income
Other income		$ 313	$ 369	$ 323
Finance income		773	657	506
Currency exchange losses charged to the income statementa		368	83	698
Expenditure on research and development		429	391	400
Finance costs
Interest payable on liabilities measured at amortized cost		2,198	1,718	1,221
Capitalized at 3.56% (2017 2.25% and 2016 1.81%)b		(419)	(297)	(244)
Unwinding of discount on provisions		210	150	310
Unwinding of discount on other payables measured at amortized cost		539	503	388
Finance costs	[1]	$ 2,528	$ 2,074	$ 1,675
Capitalisation rate of borrowing costs eligible for capitalisation		3.60%	2.30%	1.80%
Tax relief on capitalized interest		$ 55	$ 64	$ 56
Measured at amortized cost
Interest and other income
Interest income from		421	288	183
Financial assets at fair value, class [member]
Interest and other income
Interest income from		$ 39	$ 0	$ 0

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.